111 Huntington Ave., Boston, Massachusetts 02199-7632

Phone 617-954-5000

June 29, 2015

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

MFS® Series Trust IV (the “Trust”) (File Nos. 2-54607 and 811-2594) on behalf of MFS® Blended Research® Emerging Markets Equity Fund, MFS® Blended Research® Global Equity Fund and MFS® Blended Research® International Equity Fund (the “New Funds”); Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 64 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 62 to the above-captioned Registration Statement, except in the case of the Prospectuses and Statement of Additional Information (“SAI”) of the New Funds, which have not been marked.

This Amendment is being filed in order to register the New Funds as series of the Trust, and accordingly, the anticipated effective date is September 12, 2015.

If you have any questions concerning the foregoing, please call the Nick Pirrotta at (617) 954-5846.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/bjn
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